1. Organization and Description of Business (Details - Subsidiary listing)	9 Months Ended
Sep. 30, 2014
V-Clip Pharmaceuticals [Member]
Acquisition date	2008
Ownership percentage	100.00%
Carcinotek, Inc. [Member]
Acquisition date	2008
Ownership percentage	100.00%
White Label Generics, Inc. [Member]
Acquisition date	2008
Ownership percentage	49.00%
MetaCytolytics, Inc. [Member]
Acquisition date	2009
Ownership percentage	100.00%
Viral Genetics Beijing, Ltd. [Member]
Acquisition date	2009
Ownership percentage	100.00%
VG Energy, Inc. (VGE) [Member]
Acquisition date	2010
Ownership percentage	81.65%